Segmentation of key figures - Top 20 (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	16,818	16,484	16,280
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	41,995	39,013	37,714
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	32,664	29,916	28,646
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	9,331	9,097	9,068
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,413	1,439	1,585
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	938	1,083	1,539
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,693	1,542	1,338
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		635	755
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	937	687	480
Innovative Medicines | Oncology [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,060	1,958	1,880
Innovative Medicines | Oncology [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,016	1,738	1,416
Innovative Medicines | Oncology [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,024	1,188	1,263
Innovative Medicines | Oncology [member] | Hematology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,595	1,339	1,114
Innovative Medicines | Oncology [member] | Hematology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		653	975
Innovative Medicines | Oncology [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	587
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,160	1,933	2,086
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,787	3,003	3,223
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,351
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,428	1,251	1,173
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	584
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,548	2,497	1,726
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,092	1,199	1,297
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	773	1,003	1,064
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	901	980	1,025
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			485
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		920
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	4,718	3,995	3,551
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,059	873	671
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	14,999	14,342	13,789
Innovative Medicines | US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	11,688	11,126	10,679
Innovative Medicines | US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,311	3,216	3,110
Innovative Medicines | US | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	843	837	881
Innovative Medicines | US | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	521	644	1,003
Innovative Medicines | US | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	606	569	481
Innovative Medicines | US | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		259	332
Innovative Medicines | US | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	339	318	250
Innovative Medicines | US | Oncology [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	882	859	804
Innovative Medicines | US | Oncology [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	947	833	691
Innovative Medicines | US | Oncology [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	263	315	334
Innovative Medicines | US | Oncology [member] | Hematology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		138	450
Innovative Medicines | US | Oncology [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	230
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,427	1,562	1,736
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	469
Innovative Medicines | US | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,712	1,277	925
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	51	124	86
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	14	16	13
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			169
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		459
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,883	2,516	2,220
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	501	400	304
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	26,996	24,671	23,925
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	20,976	18,790	17,967
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	6,020	5,881	5,958
Innovative Medicines | Rest of the world [member] | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	570	602	704
Innovative Medicines | Rest of the world [member] | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	417	439	536
Innovative Medicines | Rest of the world [member] | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,087	973	857
Innovative Medicines | Rest of the world [member] | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		376	423
Innovative Medicines | Rest of the world [member] | Oncology [member] | Solid Tumor [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	598	369	230
Innovative Medicines | Rest of the world [member] | Oncology [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,178	1,099	1,076
Innovative Medicines | Rest of the world [member] | Oncology [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,069	905	725
Innovative Medicines | Rest of the world [member] | Oncology [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	761	873	929
Innovative Medicines | Rest of the world [member] | Oncology [member] | Hematology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,595	1,339	1,114
Innovative Medicines | Rest of the world [member] | Oncology [member] | Hematology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		515	525
Innovative Medicines | Rest of the world [member] | Oncology [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	357
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,160	1,933	2,086
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,360	1,441	1,487
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	882
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,428	1,251	1,173
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	584
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,836	1,220	801
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,092	1,199	1,297
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	722	879	978
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	887	964	1,012
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			316
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		461
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,835	1,479	1,331
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	558	473	367
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	15,476	14,711	14,370
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	7,113	6,929	7,137
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,413	1,439	1,585
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	938	1,083	1,539
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,693	1,542	1,338
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	577	635	755
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	937	687	480
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	8,363	7,782	7,233
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,060	1,958	1,880
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,016	1,738	1,416
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,024	1,188	1,263
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,595	1,339	1,114
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	563	653	975
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	164	105	1
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	587	474	278
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	26,519	24,302	23,344
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	4,330	4,410	4,776
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,160	1,933	2,086
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	5,052	4,323	3,773
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,787	3,003	3,223
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,351	920	361
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	372	15
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,065	1,900	1,825
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,428	1,251	1,173
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	584	623	630
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,560	2,498	1,750
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,548	2,497	1,726
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	5,735	6,303	6,998
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,092	1,199	1,297
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	773	1,003	1,064
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	901	980	1,025
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	431	452	485
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	368	393	419
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	373	360	417
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	5,777	4,868	4,222
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	4,718	3,995	3,551
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,059	$ 873	$ 671